Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY CORNERSTONE GROWTH FUND
Investor Class  HFCGX  |  Institutional Class  HICGX

Summary Prospectus, February 28, 2019

hennessyfunds.com  |  1-800-966-4354

The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2019, as supplemented from time to time, are incorporated by reference into this Summary Prospectus. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund at no cost online at www.hennessyfunds.com/funds/fund-documents, by calling 1-800-966-4354 or 1-415-899-1555, or by emailing fundsinfo@hennessyfunds.com.

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.41%		0.22%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.31%		0.22%
Total Annual Fund Operating Expenses		1.30%		0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$132	$412	$713	$1,568
Institutional	$ 98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). Generally, a majority of the companies selected by the Growth Strategy are small-cap companies (companies with market capitalizations under $1 billion), but the Growth Strategy may also select medium-cap companies (companies with market capitalizations of $1 billion to $8 billion) and large-cap companies (companies with market capitalizations in excess of $8 billion). From the universe of stocks of companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

The Growth Strategy uses sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

The Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation over the past three-month and six-month periods

The Growth Strategy considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to five new stocks as dictated by the Growth Strategy.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 2% of its assets.

As of January 31, 2019, the average and median market capitalization of the stocks held by the Fund were $11.2 billion and $1.9 billion, respectively.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of the Prospectus. The Fund is the successor to the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Growth Fund, which had the same investment adviser and the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012, and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Growth
Fund – Investor Shares

Return before taxes	-21.22%	2.31%	8.09%

Return after taxes
on distributions	-22.89%	1.86%	7.86%

Return after taxes
on distributions and
sale of Fund shares	-11.21%	1.80%	6.63%

Hennessy Cornerstone Growth
Fund – Institutional Shares

Return before taxes	-20.91%	2.60%	8.44%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	-11.01%	4.41%	11.97%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since June 2000 and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 A.M. and 7:00 P.M. Eastern time/6:00 A.M. and 4:00 P.M. Pacific time on Monday through Thursday or between 9:00 A.M. and 5:00 P.M. Eastern time/6:00 A.M. and 2:00 P.M. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of the Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Fund may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Fund’s distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.